Derivative Liability (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stock price	$ 0.017	$ 3.080
Risk free rate	0.10%	1.75%
Volatility	275.00%	650.00%
Conversion/ Exercise price		$ 0.800
Dividend rate	0.00%	0.00%
Minimum [Member]
Conversion/ Exercise price	$ 0.008
Maximum [Member]
Conversion/ Exercise price	$ 0.0085